T. ROWE PRICE Retirement I 2045 Fund - I Class
February 28, 2022 (Unaudited)

Portfolio of Investments
(1)
(1)
$ Value
5/31/21
$ Purchase
Cost
(2)
$ Sales
Cost
(2)
Shares
$ Value
2/28/22
(Cost and value in $000s)
BOND MUTUAL FUNDS 3.7%
T. Rowe Price Funds:
New Income Fund  127,190 25,964 70,743 8,509,261 79,051
Limited Duration Inflation
Focused Bond Fund  – 63,489 2,073 11,440,958 60,294
U.S. Treasury Long-Term Index
Fund  48,056 12,927 27,647 3,585,660 39,550
International Bond Fund (USD
Hedged)  42,930 8,324 24,187 2,652,639 25,651
Dynamic Global Bond Fund  29,358 5,358 14,802 1,940,257 18,665
Total Bond Mutual Funds (Cost $228,440) 223,211
EQUITY MUTUAL FUNDS 94.4%
T. Rowe Price Funds:
Value Fund  1,160,841 376,241 167,583 27,349,366 1,231,542
Growth Stock Fund (3) 1,010,345 314,436 162,366 10,770,497 968,914
Equity Index 500 Fund  469,939 229,091 83,512 5,274,542 607,785
International Value Equity Fund  436,402 125,628 39,765 31,645,576 478,798
Overseas Stock Fund  415,501 125,449 39,183 36,470,173 457,701
International Stock Fund  388,231 127,505 33,535 21,297,443 394,216
Mid-Cap Value Fund  228,065 61,229 26,492 7,181,495 243,740
Mid-Cap Growth Fund (3) 209,183 70,958 18,067 2,147,687 221,706
Emerging Markets Stock Fund  218,623 54,233 31,857 4,263,186 179,778
Emerging Markets Discovery
Stock Fund  81,168 125,035 10,914 12,036,457 169,714
Real Assets Fund  146,652 37,136 12,700 11,327,888 169,352
Small-Cap Value Fund  139,922 38,560 12,067 2,615,970 150,811
Small-Cap Stock Fund  145,182 41,591 13,982 2,368,782 148,262
New Horizons Fund (3) 119,265 39,786 15,576 1,701,746 108,588
U.S. Large-Cap Core Fund  80,655 40,358 7,225 3,186,073 104,822
U.S. Equity Research Fund  – 93,416 2,128 2,099,454 87,421
Total Equity Mutual Funds (Cost $5,155,131) 5,723,150
OTHER MUTUAL FUNDS 0.0%
T. Rowe Price Funds:
Transition Fund  556 83,037 82,995 6,126 609
Total Other Mutual Funds (Cost $599) 609

T. ROWE PRICE Retirement I 2045 Fund - I Class

$ Value
5/31/21
$ Purchase
Cost
(2)
$ Sales
Cost
(2)
Shares
$ Value
2/28/22
(Cost and value in $000s)
SHORT-TERM INVESTMENTS 1.9%
T. Rowe Price Funds:
U.S. Treasury Money Fund,
0.14% (4) 125,318 259,740 270,443 114,614,580 114,615
Total Short-Term Investments (Cost $114,615) 114,615
Total Investments in Securities 100.0%
(Cost $5,498,785) $ 6,061,585
Other Assets Less Liabilities (0.0)% (2,226)
Net Assets 100.0% $ 6,059,359
(1) Each underlying Price Fund is an affiliated company; the fund is invested in the Z
Class of each underlying Price Fund, except for the Transition Fund, if held, which is a single class fund. Additional information about each underlying Price
Fund is available by calling 1-877-495-1138 and at www.troweprice.com.
(2) Purchase cost and Sales cost for affiliates not held at period end totaled $625 and $11,423, respectively.
(3) Non-income producing
(4) Seven-day yield

T. ROWE PRICE Retirement I 2045 Fund - I Class

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended February 28, 2022.
Net realized gain (loss), investment income, and change in net unrealized gain/loss reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Funds:
Dynamic Global Bond Fund  $ 177 $ (1,249) $ 564
Emerging Markets Discovery Stock Fund  5,291 (25,575) 3,094
Emerging Markets Stock Fund  15,752 (61,221) 3,875
Equity Index 500 Fund  22,952 (7,733) 6,017
Growth Stock Fund  132,638 (193,501) —
International Bond Fund (USD Hedged)  374 (1,416) 543
International Stock Fund  32,089 (87,985) 6,820
International Value Equity Fund  8,832 (43,467) 15,523
Limited Duration Inflation Focused Bond Fund  273 (1,122) 1,286
Mid-Cap Growth Fund  29,317 (40,368) —
Mid-Cap Value Fund  22,193 (19,062) 3,889
New Horizons Fund  21,852 (34,887) —
New Income Fund  848 (3,360) 1,571
Overseas Stock Fund  10,078 (44,066) 11,329
Real Assets Fund  3,419 (1,736) 4,321
Small-Cap Stock Fund  15,592 (24,529) 644
Small-Cap Value Fund  13,443 (15,604) 1,546
Transition Fund  861 11 37
U.S. Equity Research Fund  1,013 (3,867) 345
U.S. Large-Cap Core Fund  8,971 (8,966) 923
U.S. Treasury Long-Term Index Fund  (5,352) 6,214 748
Value Fund  147,107 (137,957) 17,051
U.S. Treasury Money Fund, 0.14% — — 75
Affiliates not held at period end 323 (297) 121
Totals $ 488,043# $ (751,743) $ 80,322+
# Capital gain distributions from mutual funds represented $363,835 of the net realized gain
(loss).
+ Investment income comprised $80,322 of income distributions from underlying Price Funds.

T. ROWE PRICE Retirement I 2045 Fund - I Class
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Retirement I 2045 Fund - I Class (the fund) is registered under the
Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial
Accounting Standards Board Accounting Standards Codification Topic 946. The
accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
The fund’s financial instruments are valued at the close of the New York Stock Exchange
(NYSE), normally 4 p.m. ET, each day the NYSE is open for business. The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Investments in the underlying
Price Funds are valued at their closing net asset value per share on the day of valuation.
The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of
Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the
Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes policies and procedures used in valuing financial instruments; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; evaluates the service and performance of the pricing vendors; oversees the pricing process to ensure policies and procedures are being followed; and provides guidance on internal controls and valuation-related matters. The Valuation Committee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial

T. ROWE PRICE Retirement I 2045 Fund - I Class

instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the fund's own assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values. On February 28, 2022, all of the fund's financial instruments were classified as Level 1, based on the inputs used to determine their fair values.
OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases, and similar public health threats may significantly affect the economy and the markets and issuers in which a fund invests.
Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. Since 2020, a novel strain of coronavirus (COVID-19) has resulted in disruptions to global business activity and caused significant volatility and declines in global financial markets. In February 2022,
Russian forces entered Ukraine and commenced an armed conflict. Economic sanctions have since been imposed on Russia and certain of its citizens, including the exclusion of Russia from the SWIFT global payments network. As a result, Russia’s central bank closed the country’s stock market on February 28, 2022, and Russian-related stocks and debt have since suffered significant declines in value. The duration of the coronavirus outbreak and the Russian-Ukraine conflict, and their effects on the financial markets, cannot be determined with certainty. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these and such other events.
Management is actively monitoring these events.
R418-054Q3 02/22